Intangible assets - Changes in intangible assets parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Depository Bank Of Local Governments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	₩ 3,560
Decrease in the asset's recoverable amount	(9,750)	₩ (1,569)
PT Bank Shinhan Indonesias CGUs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	1,842	₩ 2,258
Decrease in the asset's recoverable amount	₩ (2,934)